Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		May 31, 2026	May 31, 2025	May 31, 2024
Net revenues
Net revenues		$ 5,661,294	$ 4,900,262	$ 4,313,586
Operating cost and expenses
Cost of revenues		(2,568,167)	(2,183,291)	(2,050,960)
Selling and marketing		(855,864)	(783,959)	(660,586)
General and administrative		(1,594,012)	(1,444,463)	(1,251,615)
Impairment loss of goodwill			(60,299)
Total operating cost and expenses		(5,018,043)	(4,472,012)	(3,963,161)
Operating income		643,251	428,250	350,425
Other income/(expense)
Interest income		76,908	119,605	153,589
Interest expense		(28)	(311)	(298)
Realized gain from long-term investments		2,384	422	185
Impairment loss from long-term investments			(5,215)	(30,007)
Gain/(loss) from fair value change of investments		10,613	(10,078)	19,025
Miscellaneous income/(expense), net		(2,579)	3,711	922
Income before income taxes and loss from equity method investments		730,549	536,384	493,841
Provision for income taxes:
Current		(204,197)	(175,611)	(130,927)
Deferred		8,086	29,317	21,237
Provision for income taxes		(196,111)	(146,294)	(109,690)
Loss from equity method investments		(17,777)	(14,257)	(58,933)
Net income		516,661	375,833	325,218
Less: Net income attributable to non-controlling interests		41,489	4,117	15,627
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders		$ 475,172	$ 371,716	$ 309,591
Net income per common share (Note 18)
- Basic		$ 0.3	$ 0.23	$ 0.19
- Diluted	[1]	$ 0.3	$ 0.23	$ 0.18
Weighted average shares used in calculating basic and diluted net income per common share
- Basic		1,578,483,794	1,619,727,518	1,653,597,432
- Diluted		1,595,505,635	1,631,137,164	1,669,499,952
Net service revenues [Member]
Net revenues
Net revenues		$ 4,893,000	$ 4,334,071	$ 3,500,998
Net product revenues [Member]
Net revenues
Net revenues		$ 768,294	$ 566,191	$ 812,588

[1]	For the year ended May 31, 2026, the Company does not have any securities that would have an anti-dilutive effect included in the computation of diluted net income per common share.